Offerings - Offering: 1	Jul. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	128,189
Proposed Maximum Offering Price per Unit	18.52
Maximum Aggregate Offering Price	$ 2,374,060.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 327.86
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers up to 128,189 number of shares of common stock, $0.001 par value per share (the "Common Stock"), of Avalo Therapeutics, Inc. (the "Registrant") which may become issuable by reason of any stock dividend, stock split or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock. The proposed maximum per security and aggregate offering prices are based on the estimates solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock as reported on Nasdaq Capital Market on July 13, 2026 of $18.52 per share.